Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 132	$ (2,337)	$ 904	$ (2,998)
Experience adjustments		1		1
Return on plan assets (excluding interest based on discount rate)	33	1,525	(561)	1,843
Total remeasurements of employee benefit plans	165	(811)	343	(1,154)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	15	(218)	90	(258)
Experience adjustments	(2)	(3)	(2)	(3)
Total remeasurements of employee benefit plans	$ 13	$ (221)	$ 88	$ (261)